Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Summary of Significant Accounting Policies
Schedule of cash, cash equivalents and restricted cash

	As of December 31,
	2019	2020
Cash and cash equivalents	1,296,215	8,938,341
Restricted cash	140,027	1,234,178
Total cash, cash equivalents and restricted cash of continuing operations	1,436,242	10,172,519

Schedule of estimated useful lives of property, plant and equipment

Useful Lives
Buildings	20 years
Buildings improvements	5 to 10 years
Production facilities	5 to 10 years
Equipment	3 to 5 years
Motor vehicles	4 years
Mold and tooling	Unit-of-production
Leasehold improvements	Shorter of the estimated useful life or lease term

Schedule of estimated useful lives of intangible assets

Useful Lives
Automotive Manufacturing Permission	Indefinite
Software and Patents	5 to 10 years

Schedule of accrued warranty activity

	For the Year Ended December 31,
	2018	2019	2020
Accrued warranty at beginning of the year	—	—	6,996
Warranty cost incurred	—	(163)	(8,258)
Provision for warranty	—	7,159	234,628
Accrued warranty at end of the year	—	6,996	233,366
Including: Accrued warranty, current	—	1,477	55,138
Accrued warranty, non-current	—	5,519	178,228